iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  2 .7%
ANDRITZ AG ........................... 7,238 $ 547,235
AT&S Austria Technologie & Systemtechnik AG
(a)
... 2,673 99,224
BAWAG Group AG
(b)
....................... 8,402 1,085,801
CA Immobilien Anlagen AG .................. 4,071 113,160
CPI Europe AG
(a) (c)
........................ 3,790 73,882
DO & CO AG ........................... 826 197,040
EVN AG ............................... 3,736 109,024
Lenzing AG
(a) (c)
.......................... 2,083 62,313
Oesterreichische Post AG ................... 3,622 125,205
Palfinger AG ............................ 1,648 61,736
Porr AG ............................... 2,149 68,204
Raiffeisen Bank International AG .............. 14,102 525,725
SBO AG ............................... 1,213 40,214
UNIQA Insurance Group AG ................. 13,514 198,539
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 4,074 208,963
voestalpine AG .......................... 11,359 404,449
Wienerberger AG ......................... 11,818 350,813
4,271,527
a
Belgium  —  3 .7%
Ackermans & van Haaren N.V. ................ 2,500 622,619
Aedifica SA ............................. 5,047 368,574
Azelis Group N.V. ........................ 18,213 215,363
Barco N.V. ............................. 7,080 100,974
Bekaert SA ............................. 3,602 150,466
CMB Tech N.V. .......................... 3,013 28,631
CMB Tech N.V. .......................... 10,794 101,235
Cofinimmo SA ........................... 4,089 349,184
Colruyt Group N.V. ........................ 3,368 125,781
Deme Group N.V. ........................ 808 122,078
Fagron ................................ 7,170 170,376
Financiere de Tubize SA .................... 2,144 523,593
Galapagos N.V.
(a) (c)
........................ 3,489 111,082
KBC Ancora ............................ 4,148 326,386
Kinepolis Group N.V. ...................... 1,416 48,561
Melexis N.V. ............................ 2,209 158,988
Montea N.V. ............................ 2,082 168,138
Ontex Group N.V.
(a) (c)
...................... 7,043 51,484
Proximus SADP .......................... 14,382 123,538
Recticel SA ............................. 4,393 43,277
Retail Estates N.V. ........................ 1,352 98,026
Shurgard Self Storage Ltd. .................. 3,832 140,277
Solvay SA , Class A ....................... 7,871 241,582
Tessenderlo Group SA ..................... 2,548 76,968
Umicore SA ............................ 21,259 404,826
Vastned N.V. ............................ 877 30,143
VGP N.V. .............................. 1,457 168,322
Warehouses De Pauw CVA .................. 21,199 538,342
Xior Student Housing N.V. ................... 4,060 132,467
5,741,281
a
Bermuda  —  0 .1%
AutoStore Holdings Ltd.
(a) (b) (c)
................. 127,716 123,884
Conduit Holdings Ltd. ...................... 15,533 69,180
193,064
a
China  —  0 .0%
Boshiwa International Holding Ltd.
(a) (c) (d)
.......... 20,000 —
Real Gold Mining Ltd.
(a) (d)
.................... 27,000 —
—
a
Security Shares Value
a
Denmark  —  4 .6%
ALK-Abello A.S. , Class B
(a)
.................. 14,155 $ 466,951
Alm Brand A.S. .......................... 79,175 222,899
Ambu A.S. , Class B ....................... 20,018 311,370
Bavarian Nordic A.S.
(a)
..................... 8,502 314,135
cBrain A.S.
(c)
............................ 1,177 27,408
Chemometec A.S. ........................ 1,840 224,867
D/S Norden A.S. ......................... 2,234 89,291
Dfds A.S.
(a)
............................. 3,294 46,445
FLSmidth & Co. A.S. , Class B ................ 4,611 359,103
GN Store Nord A.S.
(a) (c)
..................... 14,448 252,993
Gubra A.S. ............................. 673 44,632
H Lundbeck A.S. , Class B ................... 29,969 218,568
ISS A.S. ............................... 15,923 501,876
Jyske Bank A.S. , Registered ................. 4,614 542,317
Matas A.S.
(c)
............................ 3,743 74,305
Netcompany Group A.S.
(a) (b) (c)
................. 4,298 214,763
NKT A.S.
(a)
............................. 5,772 646,122
NTG Nordic Transport Group A.S.
(a)
............ 1,084 30,590
Per Aarsleff Holding A.S. , Class B .............. 1,847 209,733
Ringkjoebing Landbobank A.S. ................ 2,736 618,762
Royal Unibrew A.S. ....................... 5,319 402,011
Scandinavian Tobacco Group A.S. , Class A
(b)
...... 5,033 66,728
Schouw & Co A.S. ........................ 1,358 124,857
Sydbank A.S. ........................... 5,499 469,457
TORM PLC , Class A ....................... 6,415 138,371
Zealand Pharma A.S.
(a)
..................... 6,877 544,484
7,163,038
a
Finland  —  2 .6%
Citycon OYJ ............................ 8,661 29,408
Finnair OYJ ............................ 11,157 36,644
Harvia OYJ ............................. 1,790 74,793
Hiab OYJ , Class B ........................ 4,113 227,779
Huhtamaki OYJ .......................... 10,389 349,141
Kalmar OYJ , Class B ...................... 4,113 170,401
Kemira OYJ ............................ 13,445 295,914
Kempower OYJ
(a)
......................... 2,352 41,042
Kojamo OYJ
(a)
........................... 14,503 175,695
Konecranes OYJ ......................... 7,189 709,609
Mandatum OYJ .......................... 45,550 326,697
Marimekko OYJ .......................... 3,394 49,997
Metsa Board OYJ , Class B
(c)
................. 17,211 58,384
Nokian Renkaat OYJ
(c)
..................... 13,285 133,969
Outokumpu OYJ ......................... 40,693 175,025
Puuilo OYJ ............................. 8,580 140,434
QT Group OYJ
(a)
......................... 2,112 86,536
Revenio Group OYJ ....................... 2,400 66,986
TietoEVRY OYJ .......................... 11,445 245,650
Tokmanni Group Corp.
(c)
.................... 4,888 48,318
Valmet OYJ ............................ 15,823 514,859
YIT OYJ
(a)
.............................. 17,458 59,011
4,016,292
a
France  —  7 .6%
Air France-KLM
(a)
......................... 12,613 168,146
Altarea SCA ............................ 634 72,318
Alten SA ............................... 3,253 267,902
Antin Infrastructure Partners SA ............... 3,736 47,036
APERAM SA ............................ 4,674 162,876
Assystem SA ........................... 665 33,353
Aubay ................................ 757 43,656
Beneteau SACA ......................... 3,854 37,149
Canal+ SA ............................. 74,407 234,150
Carmila SA ............................. 6,716 122,437

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
France (continued)
Cie des Alpes ........................... 2,170 $ 49,781
Clariane SE
(a)
........................... 11,045 47,484
Coface SA ............................. 11,440 201,484
Derichebourg SA ......................... 9,964 67,970
Elior Group SA
(a) (b)
........................ 12,469 40,267
Elis SA ................................ 17,738 493,988
Emeis SA
(a)
............................. 7,786 128,547
Equasens .............................. 629 27,533
Eramet SA
(c)
............................ 899 61,546
Esso SA Francaise ........................ 258 29,008
Etablissements Maurel et Prom SA ............. 6,350 35,395
Eurazeo SE ............................ 4,345 296,189
Eutelsat Communications SACA
(a) (c)
............ 17,612 68,137
Exail Technologies SA
(a)
.................... 1,007 96,577
Exosens SAS ........................... 3,226 181,222
Fnac Darty SA ........................... 1,243 40,707
Forvia SE
(a)
............................. 18,263 233,868
Gaztransport Et Technigaz SA ................ 3,965 785,189
GL Events SACA ......................... 1,111 35,481
Havas N.V. ............................. 74,169 129,438
ICADE ................................ 3,717 90,570
ID Logistics Group SACA
(a)
.................. 359 163,053
Imerys SA .............................. 3,554 87,542
Interparfums SA .......................... 2,666 87,696
IPSOS SA ............................. 3,672 140,753
JCDecaux SE ........................... 7,923 144,155
Kaufman & Broad SA ...................... 1,394 46,911
LISI SA ............................... 1,807 105,845
Louis Hachette Group ...................... 68,286 117,305
Manitou BF SA .......................... 1,331 26,733
Mercialys SA ............................ 10,249 125,054
Mersen SA ............................. 2,284 57,732
Metropole Television SA .................... 2,651 36,574
Nexans SA ............................. 3,748 527,727
Nexity SA
(a)
............................. 4,457 46,651
Opmobility ............................. 6,335 103,474
Peugeot Invest SA ........................ 517 43,871
Pierre Et Vacances SA
(a)
.................... 15,811 29,628
Planisware SA ........................... 2,176 51,133
Pluxee N.V. ............................. 9,455 182,647
Quadient SA ............................ 2,550 43,889
Remy Cointreau SA
(c)
...................... 2,578 127,727
Rubis SCA ............................. 7,825 284,141
SCOR SE .............................. 17,273 522,884
SEB SA ............................... 2,646 146,413
Seche Environnement SACA ................. 235 19,026
SES SA ............................... 38,712 296,626
Societe BIC SA .......................... 1,983 110,337
SOITEC
(a)
.............................. 2,873 135,953
Sopra Steria Group ....................... 1,562 243,119
SPIE SA ............................... 15,340 780,689
Technip Energies N.V. ..................... 14,265 579,645
Television Francaise 1 SA ................... 4,569 41,800
Trigano SA ............................. 930 154,761
Ubisoft Entertainment SA
(a) (c)
................. 9,802 87,512
Valeo SE .............................. 22,556 311,842
Vallourec SACA .......................... 17,448 325,311
Vicat SACA ............................. 1,714 128,496
Virbac SACA ............................ 451 184,415
Vivendi SE ............................. 71,373 257,083
Voltalia SA , Registered
(a) (c)
................... 4,245 34,936
VusionGroup ............................ 908 252,380
Wavestone ............................. 801 47,666
Wendel SE ............................. 2,595 243,568
Security Shares Value
a
France (continued)
Worldline SA
(a) (b) (c)
........................ 20,739 $ 56,226
X-Fab Silicon Foundries SE
(a) (b)
............... 6,028 38,250
11,908,583
a
Germany  —  8 .4%
1&1 AG ............................... 2,807 69,309
Adesso SE ............................. 376 40,609
AIXTRON SE ........................... 12,260 196,466
AlzChem Group AG ....................... 592 114,050
Aroundtown SA
(a)
......................... 82,851 296,065
Atoss Software SE ........................ 1,005 134,786
Aumovio SE
(a)
........................... 5,964 256,415
Aurubis AG ............................. 3,394 442,533
Auto1 Group SE
(a)
........................ 14,130 496,564
Bechtle AG
(c)
............................ 8,696 367,577
Befesa SA
(b)
............................ 3,710 122,868
Bilfinger SE ............................. 3,828 413,013
CANCOM SE ........................... 2,820 80,219
Carl Zeiss Meditec AG , Bearer
(c)
............... 3,811 193,297
CECONOMY AG
(a)
........................ 15,866 81,228
Cewe Stiftung & Co. KGAA .................. 566 64,853
CureVac N.V.
(a)
.......................... 11,345 60,827
Dermapharm Holding SE ................... 1,425 56,110
Deutsche Pfandbriefbank AG
(b) (c)
............... 14,941 78,583
Deutz AG .............................. 14,363 142,364
Douglas AG
(a)
........................... 3,340 47,866
Duerr AG .............................. 5,460 127,352
Eckert & Ziegler SE ....................... 4,830 94,392
Elmos Semiconductor SE ................... 852 80,573
Energiekontor AG ........................ 763 29,771
Evotec SE
(a)
............................ 15,591 126,972
Fielmann Group AG ....................... 2,715 148,276
flatexDEGIRO AG ........................ 8,914 338,125
Formycon AG
(a) (c)
......................... 684 17,281
Fraport AG Frankfurt Airport Services Worldwide
(a)
... 3,919 335,916
Freenet AG ............................. 12,816 398,550
Friedrich Vorwerk Group SE ................. 731 78,705
Gerresheimer AG
(c)
........................ 3,670 116,815
GFT Technologies SE ...................... 1,790 36,772
Grand City Properties SA
(a)
.................. 7,532 95,907
GRENKE AG ........................... 2,462 42,420
Hamborner REIT AG ...................... 7,595 45,470
HelloFresh SE
(a)
.......................... 16,868 136,742
Hornbach Holding AG & Co. KGaA ............. 1,132 113,265
HUGO BOSS AG , ORD .................... 4,473 198,444
Hypoport SE
(a)
........................... 443 66,172
IONOS Group SE
(a)
....................... 5,182 184,045
Jenoptik AG ............................ 5,611 126,730
JOST Werke SE
(b)
........................ 1,300 75,738
K+S AG , Registered
(c)
...................... 19,437 253,214
KION Group AG .......................... 7,705 547,474
Kloeckner & Co. SE ....................... 5,517 35,278
Kontron AG ............................. 4,058 106,070
Krones AG ............................. 1,547 224,699
LANXESS AG ........................... 8,930 212,655
MBB SE ............................... 167 36,658
Mutares SE & Co. KGaA
(c)
................... 1,512 48,266
Nagarro SE ............................. 710 39,599
Nordex SE
(a)
............................ 13,983 412,928
Norma Group SE ......................... 2,699 43,795
Northern Data AG
(a) (c)
...................... 1,316 22,515
PATRIZIA SE ........................... 4,293 35,949
Pfeiffer Vacuum Technology AG ............... 385 69,228
Pfisterer Holding SE
(a)
...................... 766 64,807
PNE AG
(c)
.............................. 2,833 35,006

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Germany (continued)
ProSiebenSat.1 Media SE ................... 6,180 $ 37,648
Puma SE .............................. 11,350 241,334
Redcare Pharmacy N.V.
(a) (b) (c)
................. 1,743 143,086
RENK Group AG ......................... 7,992 608,481
RTL Group SA
(c)
......................... 4,165 160,815
SAF-Holland SE ......................... 4,711 76,633
Salzgitter AG ............................ 3,182 103,262
Schaeffler AG
(c)
.......................... 20,710 168,020
Schott Pharma AG & Co. KGaA ............... 3,950 88,692
Secunet Security Networks AG
(c)
.............. 166 38,134
SGL Carbon SE
(a)
........................ 6,185 21,902
Siltronic AG
(c)
........................... 1,424 87,938
Sixt SE ............................... 1,461 128,433
SMA Solar Technology AG
(a)
................. 1,645 49,336
Stabilus SE ............................. 2,549 63,992
Stroeer SE & Co. KGaA .................... 3,557 155,633
Suedzucker AG
(c)
......................... 6,357 70,111
SUSS MicroTec SE ....................... 2,122 68,191
TAG Immobilien AG ....................... 19,068 316,546
TeamViewer SE
(a) (b)
....................... 15,427 113,553
thyssenkrupp AG ......................... 53,654 562,259
Thyssenkrupp Nucera AG & Co. KGaa
(a) (b) (c)
....... 2,554 26,340
Tkms AG & Co. KGaA
(a)
.................... 2,723 256,586
United Internet AG , Registered ................ 9,338 288,281
Verbio SE
(c)
............................. 2,365 42,008
Vossloh AG
(c)
............................ 1,013 92,389
Wacker Chemie AG ....................... 1,930 152,220
Wacker Neuson SE ....................... 2,971 64,690
Wuestenrot & Wuerttembergische AG ........... 2,449 39,923
13,224,612
a
Hong Kong  —  0 .0%
Peace Mark Holdings Ltd.
(a) (d)
................. 30,000 —
a
Ireland  —  0 .6%
Cairn Homes PLC ........................ 66,857 148,577
Dalata Hotel Group PLC .................... 17,880 132,724
Glanbia PLC ............................ 21,472 363,434
Glenveagh Properties PLC
(a) (b)
................ 57,742 126,990
Irish Residential Properties REIT PLC ........... 55,648 59,524
Uniphar PLC ............................ 24,259 107,281
938,530
a
Italy  —  7 .1%
A2A SpA .............................. 168,417 490,703
ACEA SpA ............................. 5,624 136,262
Amplifon SpA ........................... 13,521 231,071
Ariston Holding N.V. ....................... 7,310 30,333
Arnoldo Mondadori Editore SpA ............... 13,961 33,550
Ascopiave SpA .......................... 7,595 28,182
Azimut Holding SpA ....................... 12,442 486,940
Banca Generali SpA ....................... 6,282 355,787
Banca IFIS SpA .......................... 2,901 74,949
Banca Popolare di Sondrio SpA ............... 9,615 161,234
Banco di Desio e della Brianza SpA ............ 3,486 31,860
BFF Bank SpA
(a) (b)
........................ 19,089 230,414
Bio On SpA
(a) (c) (d)
......................... 801 —
Brembo N.V. ............................ 15,853 170,980
Brunello Cucinelli SpA ..................... 3,630 367,894
Buzzi SpA .............................. 9,268 558,334
Carel Industries SpA
(b)
..................... 5,377 139,791
Cembre SpA ............................ 662 48,225
Cementir Holding N.V. ..................... 5,077 93,546
CIR SpA-Compagnie Industriali
(a)
.............. 52,331 41,750
Credito Emiliano SpA ...................... 9,362 148,213
Security Shares Value
a
Italy (continued)
d'Amico International Shipping SA ............. 5,131 $ 26,581
Danieli & C Officine Meccaniche SpA ........... 1,149 62,087
Danieli & C Officine Meccaniche SpA , NVS ....... 3,951 151,496
De' Longhi SpA .......................... 8,088 295,212
DiaSorin SpA ........................... 2,442 216,295
El.En. SpA ............................. 5,322 69,626
Enav SpA
(b)
............................. 28,869 150,844
ERG SpA .............................. 5,715 147,425
Ferretti SpA ............................ 15,565 51,126
Fila SpA ............................... 3,243 35,558
Fincantieri SpA
(a)
......................... 10,287 264,667
GVS SpA
(a) (b)
............................ 7,012 34,808
Hera SpA .............................. 87,781 393,977
Industrie De Nora SpA ..................... 3,437 28,670
Intercos SpA ............................ 5,553 75,528
Interpump Group SpA ...................... 8,192 422,792
Iren SpA ............................... 63,938 188,665
Italgas SpA ............................. 65,117 683,268
Iveco Group N.V. ......................... 18,961 402,980
Juventus Football Club SpA
(a) (c)
............... 12,038 38,075
Lottomatica Group SpA ..................... 26,970 665,030
LU-VE SpA ............................. 1,026 42,720
Maire SpA ............................. 15,709 238,510
MARR SpA ............................. 3,362 35,670
MFE-MediaForEurope N.V. , Class A ............ 27,342 96,811
MFE-MediaForEurope N.V. , Class B ............ 5,801 27,053
NewPrinces SpA
(a)
........................ 2,086 48,006
OVS SpA
(b)
............................. 16,548 83,516
Pharmanutra SpA ........................ 376 20,078
Piaggio & C SpA ......................... 19,038 43,342
Pirelli & C SpA
(b)
......................... 42,709 299,819
RAI Way SpA
(b)
.......................... 10,365 71,030
Reply SpA ............................. 2,397 336,407
Saipem SpA ............................ 139,284 363,106
Salvatore Ferragamo SpA
(a) (c)
................. 5,247 42,304
Sanlorenzo SpA .......................... 1,508 58,960
Sesa SpA .............................. 807 75,100
SOL SpA .............................. 4,335 253,834
Tamburi Investment Partners SpA .............. 9,763 98,544
Technogym SpA
(b)
........................ 11,995 217,266
Technoprobe SpA
(a)
....................... 13,836 149,725
Webuild SpA ............................ 54,265 219,301
Wiit SpA ............................... 1,276 29,055
Zignago Vetro SpA ........................ 3,767 32,609
11,147,494
a
Netherlands  —  2 .5%
Aalberts N.V. ............................ 10,695 338,831
Allfunds Group PLC ....................... 32,585 247,703
AMG Critical Materials N.V. .................. 3,290 109,236
Arcadis N.V. ............................ 7,795 372,264
Basic-Fit N.V.
(a) (b) (c)
........................ 5,332 158,275
Brunel International N.V. .................... 2,082 18,555
Corbion N.V. , Class C ...................... 5,462 111,169
Eurocommercial Properties N.V. ............... 4,678 139,685
Ferrari Group PLC ........................ 2,900 27,978
Flow Traders Ltd.
(a)
........................ 3,695 101,602
Fugro N.V. , Class C ....................... 11,341 115,818
Koninklijke BAM Groep N.V. ................. 27,073 251,316
Koninklijke Heijmans N.V. ................... 2,659 188,374
Koninklijke Vopak N.V. ..................... 6,371 288,714
OCI N.V. ............................... 11,101 43,546
Pharming Group N.V.
(a)
..................... 75,529 98,979
Pharvaris N.V.
(a) (c)
......................... 2,317 51,484
PostNL N.V.
(c)
........................... 37,325 41,302

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Netherlands (continued)
SBM Offshore N.V. ........................ 15,181 $ 392,566
Signify N.V.
(b)
............................ 13,801 330,361
Sligro Food Group N.V. ..................... 2,709 29,092
TKH Group N.V. ......................... 4,116 181,961
TomTom N.V.
(a)
.......................... 5,946 35,807
Van Lanschot Kempen N.V. .................. 2,991 174,876
Wereldhave N.V. ......................... 4,193 89,060
3,938,554
a
Norway  —  4 .5%
Aker ASA , Class A ........................ 2,400 186,491
Aker Solutions ASA ....................... 32,151 88,337
Atea ASA .............................. 8,379 127,721
Austevoll Seafood ASA ..................... 10,055 94,409
Bakkafrost P/F .......................... 5,370 246,578
BLUENORD ASA ......................... 2,569 117,315
BW LPG Ltd.
(b)
.......................... 10,137 134,241
BW Offshore Ltd. ......................... 10,700 38,963
Cadeler A.S.
(a)
........................... 22,300 103,391
DNO ASA .............................. 45,373 61,956
DOF Group ASA ......................... 16,061 143,983
Elkem ASA
(b) (c)
........................... 31,806 83,659
Elopak ASA ............................ 13,976 65,815
Entra ASA
(b)
............................ 4,813 53,503
Europris ASA
(b)
.......................... 17,072 147,194
Frontline PLC
(c)
.......................... 15,343 376,863
Grieg Seafood ASA
(a) (c)
..................... 5,880 39,377
Hoegh Autoliners ASA ..................... 11,160 100,000
Kitron ASA ............................. 20,541 152,713
Leroy Seafood Group ASA
(c)
................. 28,215 132,851
LINK Mobility Group Holding ASA
(a)
............. 25,465 75,420
MPC Container Ships ASA .................. 39,158 68,520
NORBIT ASA ........................... 3,386 68,165
Norconsult Norge A.S. ..................... 12,253 56,673
Nordic Semiconductor ASA
(a)
................. 18,357 265,499
Norwegian Air Shuttle ASA .................. 55,974 86,897
Odfjell Drilling Ltd. ........................ 12,698 101,996
Odfjell SE , Class A ........................ 2,140 25,723
Paratus Energy Services Ltd. ................. 8,606 35,225
Protector Forsikring ASA .................... 5,796 261,097
Public Property Invest A.S. .................. 12,757 28,138
Scatec ASA
(a) (b)
.......................... 13,536 142,720
SpareBank 1 Nord Norge ................... 10,442 141,588
Sparebank 1 Oestlandet .................... 4,993 87,557
SpareBank 1 SMN ........................ 13,888 255,450
SpareBank 1 Sor-Norge ASA ................. 21,912 377,180
Stolt-Nielsen Ltd. ......................... 2,419 81,136
Storebrand ASA .......................... 44,224 685,340
Subsea 7 SA ............................ 24,004 438,393
TGS ASA .............................. 21,228 183,192
TOMRA Systems ASA ..................... 23,863 291,318
Vend Marketplaces ASA .................... 18,258 629,073
Wallenius Wilhelmsen ASA .................. 11,589 90,636
Wilh Wilhelmsen Holding ASA , Class A .......... 1,067 53,723
7,026,019
a
Portugal  —  0 .5%
Altri SGPS SA
(c)
.......................... 6,506 36,896
Corticeira Amorim SGPS SA ................. 4,042 33,911
CTT-Correios de Portugal SA ................. 8,283 72,017
Mota-Engil SGPS SA ...................... 10,152 70,225
Navigator Co. SA (The) ..................... 22,762 78,818
NOS SGPS SA .......................... 21,924 95,000
REN - Redes Energeticas Nacionais SGPS SA ..... 38,861 146,282
Semapa-Sociedade de Investimento e Gestao ..... 1,808 37,717
Security Shares Value
a
Portugal (continued)
Sonae SGPS SA ......................... 86,863 $ 141,573
712,439
a
Singapore  —  0 .0%
Jurong Technologies Industrial Corp. Ltd.
(a) (d)
...... 60,000 1
a
Spain  —  3 .4%
Acerinox SA ............................ 19,928 256,630
Aedas Homes SA
(b)
....................... 893 21,917
Almirall SA ............................. 9,098 130,943
Atresmedia Corp. de Medios de Comunicacion SA .. 10,757 65,107
CIE Automotive SA ........................ 4,475 150,078
Colonial SFL Socimi SA .................... 29,897 189,181
Construcciones y Auxiliar de Ferrocarriles SA ...... 2,055 129,757
Distribuidora Internacional de Alimentacion SA
(a)
.... 1,479 48,756
eDreams ODIGEO SA
(a)
.................... 9,541 79,853
Enagas SA ............................. 25,119 398,544
Ence Energia y Celulosa SA
(c)
................ 12,789 39,059
Fluidra SA ............................. 10,215 295,667
Gestamp Automocion SA
(b)
.................. 15,230 58,931
Grenergy Renovables SA
(a)
.................. 1,516 130,701
HBX Group International PLC
(a)
............... 7,877 64,244
Indra Sistemas SA ........................ 8,548 472,853
Laboratorios Farmaceuticos Rovi SA ............ 2,174 153,278
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 60,237 79,847
Logista Integral SA ........................ 6,378 212,561
Melia Hotels International SA ................. 12,118 100,278
Merlin Properties Socimi SA ................. 42,524 662,450
Neinor Homes SA
(b)
....................... 4,287 85,243
Pharma Mar SA .......................... 1,485 125,550
Prosegur Cash SA
(b)
....................... 35,224 28,786
Prosegur Cia de Seguridad SA ................ 11,544 37,688
Sacyr SA .............................. 59,687 262,563
Solaria Energia y Medio Ambiente SA
(a)
.......... 8,587 148,494
Tecnicas Reunidas SA
(a)
.................... 4,677 167,399
Unicaja Banco SA
(b)
....................... 109,679 296,113
Vidrala SA ............................. 2,314 220,422
Viscofan SA ............................ 4,287 266,429
5,379,322
a
Sweden  —  11 .7%
AAK AB ............................... 19,449 543,846
AcadeMedia AB
(b)
......................... 7,790 86,026
AddLife AB , Class B ....................... 12,557 271,277
Addnode Group AB , Class B ................. 13,519 157,335
AFRY AB , Class B ........................ 10,421 178,773
Alimak Group AB
(b)
........................ 7,494 110,908
Alleima AB ............................. 20,406 176,231
Ambea AB
(b)
............................ 8,413 113,433
Apotea AB
(a)
............................ 6,061 52,893
AQ Group AB ........................... 6,473 133,398
Arjo AB , Class B ......................... 22,356 70,941
Asker Healthcare Group AB
(a)
................. 16,226 147,018
Asmodee Group AB , Class B
(a)
................ 16,657 214,657
Atrium Ljungberg AB , Class B ................ 28,236 101,825
Attendo AB
(b)
............................ 11,405 96,767
Avanza Bank Holding AB ................... 13,483 518,213
Axfood AB ............................. 11,675 318,134
Betsson AB , Class B ...................... 11,766 183,368
Better Collective A.S.
(a)
..................... 3,608 44,548
Bilia AB , Class A ......................... 6,981 97,736
Billerud Aktiebolag ........................ 23,943 221,555
BioArctic AB , Class B
(a) (b)
.................... 4,317 133,233
BioGaia AB , Class B ....................... 9,729 102,774

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Sweden (continued)
BoneSupport Holding AB
(a) (b)
................. 6,288 $ 146,124
Boozt AB
(a) (b)
............................ 5,887 63,640
Bravida Holding AB
(b)
...................... 21,789 184,167
Bufab AB .............................. 14,603 160,500
Bure Equity AB .......................... 5,975 174,992
Camurus AB
(a)
........................... 4,053 266,624
Castellum AB ........................... 39,652 450,931
Catena AB ............................. 4,925 238,623
Cibus Nordic Real Estate AB publ .............. 7,402 128,324
Clas Ohlson AB , Class B .................... 4,140 150,981
Cloetta AB , Class B ....................... 20,028 74,629
Corem Property Group AB , Class B ............ 74,819 30,427
Creades AB , Class A ...................... 5,514 43,793
Dios Fastigheter AB ....................... 11,846 80,731
Dometic Group AB
(b)
....................... 33,895 165,679
Dynavox Group AB
(a)
...................... 11,104 114,248
Electrolux AB , Class B
(a)
.................... 23,812 153,652
Electrolux Professional AB , Class B ............ 23,669 164,392
Elekta AB , Class B ........................ 39,759 202,088
Embracer Group AB , Class B
(a)
................ 13,614 141,881
Engcon AB , Class B ....................... 4,434 38,380
Fabege AB ............................. 21,019 185,073
FastPartner AB , Class A .................... 5,687 30,110
Getinge AB , Class B ....................... 24,487 573,626
Granges AB ............................ 11,591 169,609
Hemnet Group AB ........................ 9,196 200,709
Hexatronic Group AB
(a)
..................... 20,829 47,405
Hexpol AB , Class B ....................... 28,012 254,691
HMS Networks AB
(a)
....................... 3,532 196,057
Hoist Finance AB
(b)
........................ 5,111 53,262
Hufvudstaden AB , Class A ................... 12,178 161,860
Husqvarna AB , Class B ..................... 37,612 178,095
Instalco AB ............................. 26,655 68,011
Intea Fastigheter AB , Class B ................ 8,804 62,599
Intrum AB
(a)
............................. 9,667 43,821
INVISIO AB ............................. 3,922 124,710
Inwido AB .............................. 6,138 92,273
JM AB ................................ 6,452 91,857
Kinnevik AB , Class B
(a)
..................... 25,928 244,699
Lindab International AB ..................... 7,932 189,752
Logistea AB , Class B ...................... 30,775 49,498
Loomis AB , Class B ....................... 7,254 292,231
Medcap AB
(a)
............................ 1,274 81,585
Medicover AB , Class B ..................... 7,286 198,634
MEKO AB .............................. 4,292 34,718
Mildef Group AB
(c)
........................ 4,232 70,024
Millicom International Cellular SA .............. 11,070 521,508
MIPS AB .............................. 2,933 105,018
Modern Times Group MTG AB , Class B
(a)
......... 9,357 125,781
Munters Group AB
(b)
....................... 13,698 231,833
Mycronic AB ............................ 16,831 394,835
NCAB Group AB
(a)
........................ 18,721 115,071
NCC AB , Class B ......................... 9,353 213,210
New Wave Group AB , Class B ................ 9,742 114,816
Nolato AB , Class B ........................ 21,230 140,497
Nordnet AB publ ......................... 14,688 424,120
Norion Bank AB
(a)
......................... 5,156 38,416
NP3 Fastigheter AB ....................... 3,581 97,483
Nyfosa AB ............................. 17,658 150,206
Pandox AB ............................. 11,494 229,148
Paradox Interactive AB ..................... 3,975 69,326
Peab AB , Class B ........................ 18,212 147,391
Platzer Fastigheter Holding AB , Class B ......... 6,451 49,637
Plejd AB
(a)
.............................. 828 76,523
Security Shares Value
a
Sweden (continued)
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (c)
43,859 $ 37,056
Ratos AB , Class B ........................ 21,978 88,912
RaySearch Laboratories AB , Class B ........... 3,024 70,981
Rusta AB .............................. 6,017 39,754
Samhallsbyggnadsbolaget i Norden AB
(a) (c)
........ 126,854 69,641
Scandic Hotels Group AB
(b)
.................. 16,370 159,116
Sdiptech AB , Class B
(a)
..................... 3,337 66,435
Sectra AB , Class B ........................ 14,633 464,190
Sinch AB
(a) (b)
............................ 68,800 249,136
SkiStar AB , Class B ....................... 3,957 66,074
SSAB AB , Class A ........................ 24,083 152,339
SSAB AB , Class B ........................ 67,878 420,293
Storskogen Group AB , Class B ................ 155,682 160,859
Storytel AB , Class B ....................... 5,709 53,413
Surgical Science Sweden AB
(a)
................ 3,974 35,004
Sveafastigheter AB
(a)
...................... 8,472 37,961
Svolder AB , Class B ....................... 9,990 58,381
Sweco AB , Class B ....................... 23,255 419,020
SwedenCare AB ......................... 5,666 22,902
Synsam AB ............................. 13,803 87,342
Thule Group AB
(b)
......................... 11,483 294,199
Troax Group AB .......................... 4,405 66,771
Truecaller AB , Class B ..................... 28,594 85,233
VBG Group AB , Class B .................... 1,844 70,127
Vimian Group AB
(a)
........................ 19,050 60,187
Vitec Software Group AB , Class B ............. 3,629 126,656
Vitrolife AB ............................. 7,851 121,171
Wallenstam AB , Class B .................... 41,961 194,159
Wihlborgs Fastigheter AB ................... 29,897 290,524
Xvivo Perfusion AB
(a) (c)
..................... 2,659 52,827
Yubico AB
(a) (c)
........................... 5,038 51,017
Zinzino AB , Class B ....................... 2,109 25,674
18,386,777
a
Switzerland  —  9 .9%
Accelleron Industries AG .................... 10,139 831,103
Adecco Group AG , Registered ................ 18,016 502,329
Allreal Holding AG , Registered ................ 1,599 382,175
ALSO Holding AG , Registered ................ 615 176,709
ams-OSRAM AG
(a)
........................ 10,846 150,081
Arbonia AG ............................. 5,417 34,254
Aryzta AG
(a) (c)
........................... 2,524 161,832
Autoneum Holding AG ..................... 266 52,916
Bachem Holding AG ....................... 3,575 259,378
Basilea Pharmaceutica Ag Allschwil , Registered
(a)
... 1,330 77,031
Bossard Holding AG , Class A, Registered ........ 614 133,425
Bucher Industries AG , Registered .............. 719 319,038
Burckhardt Compression Holding AG ........... 342 236,543
Burkhalter Holding AG ..................... 813 144,376
Bystronic AG ............................ 162 60,211
Cembra Money Bank AG .................... 3,216 367,759
Cicor Technologies Ltd. , Registered
(a)
........... 271 74,527
Clariant AG , Registered .................... 22,951 205,781
Comet Holding AG , Registered ................ 801 195,761
COSMO Pharmaceuticals N.V. ................ 872 73,387
Daetwyler Holding AG , Bearer ................ 810 149,365
DKSH Holding AG ........................ 3,786 264,019
dormakaba Holding AG ..................... 3,350 286,146
Dottikon Es Holding AG , Registered
(a)
........... 377 148,918
EFG International AG ...................... 10,014 208,821
Emmi AG , Registered ...................... 227 201,705
Flughafen Zurich AG , Registered .............. 2,145 633,602
Forbo Holding AG , Registered ................ 107 98,313
Galenica AG
(b)
........................... 5,334 574,854
Georg Fischer AG , Registered ................ 8,380 591,707

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Switzerland (continued)
Hiag Immobilien Holding AG ................. 472 $ 64,917
Huber + Suhner AG , Registered ............... 1,537 281,496
Implenia AG , Registered .................... 1,662 131,880
Inficon Holding AG , Registered ................ 1,814 217,623
Interroll Holding AG , Registered ............... 78 240,701
Intershop Holding AG ...................... 626 122,710
Kardex Holding AG , Registered ............... 658 247,501
Komax Holding AG , Registered
(a) (c)
............. 423 34,855
Kuros Biosciences AG , Registered
(a)
............ 2,940 110,055
Landis+Gyr Group AG ..................... 2,824 204,584
LEM Holding SA , Registered
(a)
................ 53 30,099
Medacta Group SA
(b)
...................... 752 139,333
Medmix AG
(b)
........................... 2,538 29,153
Metall Zug AG , Class B, Registered
(c)
........... 18 16,633
Mobilezone Holding AG , Registered ............ 4,047 60,485
Mobimo Holding AG , Registered ............... 773 327,661
Montana Aerospace AG
(a) (b)
.................. 3,008 119,258
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 19,412 69,417
PolyPeptide Group AG
(a) (b)
................... 1,627 52,693
PSP Swiss Property AG , Registered ............ 4,896 846,830
R&S Group Holding AG .................... 3,155 103,836
Schweiter Technologies AG .................. 108 37,305
Sensirion Holding AG
(a) (b)
.................... 1,018 72,950
SFS Group AG .......................... 1,895 256,994
Siegfried Holding AG , Registered .............. 4,134 398,764
SKAN Group AG ......................... 1,340 87,548
Softwareone Holding AG .................... 17,561 180,451
Stadler Rail AG .......................... 6,013 147,448
Sulzer AG , Registered ..................... 2,026 338,595
Sunrise Communications AG , Class A ........... 7,091 388,673
Swissquote Group Holding SA , Registered ........ 1,153 732,550
Tecan Group AG , Registered ................. 1,385 252,920
Temenos AG , Registered ................... 5,790 546,681
TX Group AG ........................... 357 90,164
u-blox Holding AG
(a)
....................... 811 135,645
Valiant Holding AG , Registered ............... 1,704 280,466
Vetropack Holding AG , Registered ............. 1,445 38,541
Vontobel Holding AG , Registered .............. 3,094 234,615
Ypsomed Holding AG , Registered .............. 445 174,727
Zehnder Group AG , Registered ............... 970 85,473
15,528,296
a
United Kingdom  —  29 .0%
4imprint Group PLC ....................... 3,042 133,217
AB Dynamics PLC ........................ 1,889 31,392
Aberdeen Group PLC ...................... 196,520 524,126
Advanced Medical Solutions Group PLC ......... 23,603 66,685
AG Barr PLC ............................ 12,318 108,271
Airtel Africa PLC
(b)
........................ 97,125 353,212
AJ Bell PLC ............................ 34,924 246,603
Alfa Financial Software Holdings PLC
(b)
.......... 14,056 41,870
Alpha Group International PLC ................ 3,827 212,807
Alphawave IP Group PLC
(a)
.................. 41,524 104,018
AO World PLC
(a)
......................... 35,257 49,307
Ashmore Group PLC ...................... 45,268 111,741
Ashtead Technology Holdings PLC ............. 8,567 36,873
ASOS PLC
(a)
............................ 4,822 16,122
Aston Martin Lagonda Global Holdings PLC
(a) (b)
..... 29,986 24,826
ATALAYA MINING COPPER SA ............... 12,032 108,116
Auction Technology Group PLC
(a)
.............. 10,120 41,147
Avon Technologies PLC .................... 3,204 80,562
B&M European Value Retail SA ............... 106,943 252,514
Babcock International Group PLC .............. 27,246 435,092
Bakkavor Group PLC
(b)
..................... 21,459 62,583
Balfour Beatty PLC ....................... 53,868 476,089
Security Shares Value
a
United Kingdom (continued)
Baltic Classifieds Group PLC ................. 49,099 $ 190,279
Beazley PLC ............................ 66,199 809,865
Bellway PLC ............................ 12,766 440,593
Berkeley Group Holdings PLC ................ 10,464 554,327
Big Yellow Group PLC ..................... 19,907 291,177
Bodycote PLC ........................... 18,763 152,084
Breedon Group PLC ....................... 29,347 132,854
Bridgepoint Group PLC
(b)
.................... 26,461 104,798
British Land Co. PLC (The) .................. 106,992 534,367
Burberry Group PLC
(a)
..................... 38,614 628,546
Bytes Technology Group PLC ................ 24,880 121,253
C&C Group PLC ......................... 41,664 74,876
Carnival PLC
(a)
.......................... 14,781 384,008
Cerillion PLC ............................ 2,309 45,045
Chemring Group PLC ...................... 29,019 218,753
Chesnara PLC .......................... 24,428 88,250
Clarkson PLC ........................... 3,190 152,049
Close Brothers Group PLC
(a)
................. 15,937 87,911
CMC Markets PLC
(b)
....................... 11,611 32,871
Coats Group PLC ........................ 208,559 224,128
Cohort PLC ............................. 3,693 65,226
Computacenter PLC ....................... 6,917 260,652
Convatec Group PLC
(b)
..................... 175,033 562,133
Craneware PLC .......................... 2,990 88,379
Cranswick PLC .......................... 5,842 378,998
Crest Nicholson Holdings PLC ................ 24,162 52,531
Croda International PLC .................... 14,223 539,920
Currys PLC ............................. 108,597 200,443
CVS Group PLC ......................... 7,626 124,404
Derwent London PLC ...................... 11,569 267,885
Diploma PLC ........................... 14,384 1,061,151
DiscoverIE Group PLC ..................... 10,303 78,639
Diversified Energy Co. PLC .................. 5,893 74,320
Domino's Pizza Group PLC .................. 39,947 102,161
Dowlais Group PLC ....................... 140,068 152,166
Dr Martens PLC .......................... 64,653 77,206
Drax Group PLC ......................... 37,672 357,043
Dunelm Group PLC ....................... 13,995 205,547
easyJet PLC ............................ 32,402 206,297
Elementis PLC .......................... 64,270 138,924
Empiric Student Property PLC ................ 70,058 71,695
Endeavour Mining PLC ..................... 20,722 838,688
Energean PLC .......................... 15,613 197,724
Fevertree Drinks PLC ...................... 11,196 122,711
Firstgroup PLC .......................... 60,810 167,761
Foresight Group Holdings Ltd. ................ 7,390 44,303
Frasers Group PLC
(a)
...................... 11,859 113,844
Future PLC ............................. 10,820 87,246
Games Workshop Group PLC ................ 3,530 739,211
Gamma Communications PLC ................ 9,770 127,450
GB Group PLC .......................... 27,978 86,557
Genuit Group PLC ........................ 26,425 128,477
Genus PLC ............................. 7,005 226,381
Georgia Capital PLC
(a)
..................... 3,301 112,334
GlobalData PLC ......................... 30,190 43,230
Grafton Group PLC , CDI .................... 18,891 236,224
Grainger PLC ........................... 74,837 184,388
Great Portland Estates PLC .................. 37,252 163,074
Greatland Resources Ltd.
(a)
.................. 53,889 260,168
Greencore Group PLC ..................... 48,060 150,580
Greggs PLC ............................ 10,905 231,135
Hammerson PLC ......................... 51,522 206,743
Harbour Energy PLC ...................... 62,313 184,446
Hays PLC .............................. 167,939 130,411

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Helios Towers PLC
(a)
...................... 83,982 $ 165,153
Hill & Smith PLC ......................... 8,540 241,656
Hilton Food Group PLC ..................... 8,607 72,817
Hiscox Ltd. ............................. 35,987 650,583
Hochschild Mining PLC ..................... 36,195 157,339
Hollywood Bowl Group PLC .................. 18,736 66,333
Home REIT PLC
(a) (d)
....................... 61,201 8,249
Howden Joinery Group PLC ................. 58,251 661,607
Hunting PLC ............................ 15,523 69,641
Ibstock PLC
(b)
........................... 44,590 80,103
ICG PLC .............................. 31,272 794,430
IG Group Holdings PLC .................... 37,382 547,182
IMI PLC ............................... 26,618 836,842
Inchcape PLC ........................... 36,172 362,980
IntegraFin Holdings PLC .................... 31,746 151,192
International Workplace Group PLC ............ 80,764 240,362
Investec PLC ........................... 61,492 463,012
IP Group PLC
(a)
.......................... 95,314 75,629
ITV PLC ............................... 363,281 332,531
J D Wetherspoon PLC ..................... 8,380 71,094
JET2 PLC .............................. 10,839 189,280
John Wood Group PLC
(a) (d)
.................. 50,898 10,480
Johnson Matthey PLC ..................... 17,994 503,945
Johnson Service Group PLC ................. 44,380 79,057
JTC PLC
(b)
............................. 16,423 281,090
Judges Scientific PLC ...................... 615 46,052
Jupiter Fund Management PLC ............... 48,198 96,482
Just Group PLC .......................... 111,470 311,177
Kainos Group PLC ........................ 9,366 116,221
Keller Group PLC ........................ 7,736 161,372
Kier Group PLC .......................... 47,247 134,439
Lancashire Holdings Ltd. .................... 25,873 227,196
Lion Finance Group PLC .................... 3,744 394,145
LondonMetric Property PLC .................. 251,025 628,016
Man Group PLC ......................... 125,666 347,191
Marshalls PLC ........................... 25,783 57,174
ME GROUP INTERNATIONAL PLC ............ 24,073 59,583
Metro Bank Holdings PLC
(a)
.................. 34,945 53,711
Mitchells & Butlers PLC
(a)
................... 28,691 91,778
Mitie Group PLC ......................... 138,140 299,070
Molten Ventures PLC
(a)
..................... 17,112 104,487
MONY Group PLC ........................ 55,317 141,074
Moonpig Group PLC ....................... 33,244 93,678
Morgan Advanced Materials PLC .............. 29,424 78,855
Morgan Sindall Group PLC .................. 4,923 300,731
NCC Group PLC ......................... 32,121 63,178
Ninety One PLC ......................... 31,219 94,900
Ocado Group PLC
(a)
....................... 62,012 178,597
OSB Group PLC ......................... 39,255 278,238
Oxford Instruments PLC .................... 6,212 154,124
Oxford Nanopore Technologies PLC
(a)
........... 50,573 91,205
Pagegroup PLC .......................... 32,686 101,456
Pan African Resources PLC ................. 215,381 236,657
Paragon Banking Group PLC ................. 21,486 233,995
Pennon Group PLC ....................... 50,802 346,222
Persimmon PLC ......................... 34,243 544,228
Pets at Home Group PLC ................... 48,630 136,987
Playtech PLC ........................... 27,842 96,378
Plus500 Ltd. ............................ 7,561 314,609
Polar Capital Holdings PLC .................. 9,936 74,904
PPHE Hotel Group Ltd. ..................... 2,437 45,822
Premier Foods PLC ....................... 69,385 166,259
Primary Health Properties PLC ................ 255,098 314,075
PRS REIT PLC (The) ...................... 57,419 84,154
Security Shares Value
a
United Kingdom (continued)
QinetiQ Group PLC ....................... 52,761 $ 333,169
Quilter PLC
(b)
........................... 151,549 361,945
Rank Group PLC ......................... 19,843 30,916
Raspberry PI Holdings PLC
(a)
................. 7,169 34,194
Rathbones Group PLC ..................... 6,850 160,561
Renew Holdings PLC ...................... 8,425 102,489
Renishaw PLC .......................... 4,307 200,014
RHI Magnesita N.V. ....................... 1,704 47,022
Rightmove PLC .......................... 82,654 725,740
Rotork PLC ............................. 89,838 404,438
RS GROUP PLC ......................... 51,162 374,449
Safestore Holdings PLC .................... 23,407 219,861
Savills PLC ............................. 14,788 195,824
Senior PLC ............................. 46,047 115,298
Serco Group PLC ........................ 110,580 368,692
Serica Energy PLC ....................... 28,504 81,467
Shaftesbury Capital PLC .................... 158,346 292,507
SigmaRoc PLC
(a)
......................... 106,457 161,660
Sirius Real Estate Ltd. ..................... 161,775 212,205
Softcat PLC ............................ 13,787 290,513
Spectris PLC ............................ 10,691 576,752
Spire Healthcare Group PLC
(b)
................ 27,724 85,407
SSP Group PLC ......................... 85,837 173,478
St. James's Place PLC ..................... 57,334 978,235
Supermarket Income REIT PLC ............... 131,321 136,651
Target Healthcare REIT PLC ................. 67,269 83,380
Tate & Lyle PLC .......................... 40,106 203,612
Taylor Wimpey PLC ....................... 378,727 523,871
TBC Bank Group PLC ..................... 4,545 260,393
Telecom Plus PLC ........................ 7,611 177,529
THG PLC
(a) (c)
............................ 65,306 39,913
TP ICAP Group PLC ...................... 81,712 281,822
Trainline PLC
(a) (b)
......................... 45,035 148,662
Travis Perkins PLC ....................... 22,877 189,147
Tritax Big Box REIT PLC .................... 238,171 470,163
Trustpilot Group PLC
(a) (b)
.................... 39,534 106,876
TUI AG
(a)
.............................. 49,134 418,664
UNITE Group PLC (The) .................... 42,267 315,279
Vesuvius PLC ........................... 21,224 104,725
Victrex PLC ............................ 8,758 74,440
Vistry Group PLC
(a)
........................ 34,833 295,058
Volex PLC ............................. 14,304 70,476
Volution Group PLC ....................... 21,304 183,875
Watches of Switzerland Group PLC
(a) (b)
.......... 23,426 120,915
Weir Group PLC (The) ..................... 27,826 1,083,208
WH Smith PLC .......................... 13,467 119,628
Workspace Group PLC ..................... 15,301 84,022
XPS Pensions Group PLC ................... 19,945 88,431
Yellow Cake PLC
(a) (b)
....................... 25,551 197,947
YouGov PLC ............................ 12,530 43,045
Young & Co's Brewery PLC , Class A ............ 3,438 34,777
Zigup PLC ............................. 24,234 110,472
45,538,837
a
Total Common Stocks — 98.9%
(Cost: $ 165,546,154 ) ................................ 155,114,666
a
Preferred Stocks
Germany  —  0 .5%
Draegerwerk AG & Co. KGaA , Preference Shares ,
NVS
(c)
............................... 950 80,054
FUCHS SE , Preference Shares , NVS ........... 7,054 315,769
Jungheinrich AG , Preference Shares , NVS ........ 5,155 184,230
Sixt SE , Preference Shares , NVS .............. 1,771 112,511

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Germany (continued)
STO SE & Co. KGaA , Preference Shares , NVS .... 262 $ 36,018
a
Total Preferred Stocks — 0.5%
(Cost: $ 804,486 ) ................................... 728,582
a
Rights
Norway  —  0 .0%
Vend Marketplaces ASA (Expires 11/13/25 )
(a)
...... 7,484 16,659
a
Spain  —  0 .0%
Vidrala SA (Expires 11/12/25 )
(a)
............... 2,314 10,936
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 27,595
a
Warrants
Italy  —  0 .0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for
1 Warrant, Expires 08/31/30, Strike Price EUR
0.01)
(a) (c)
............................. 5,910 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.4%
(Cost: $ 166,350,640 ) ................................ 155,870,843
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(e) (f) (g)
...................... 4,449,216 $ 4,451,441
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(e) (f)
............................. 53,695 53,695
a
Total Short-Term Securities — 2.9%
(Cost: $ 4,504,733 ) .................................. 4,505,136
Total Investments —  102.3%
(Cost: $ 170,855,373 ) ................................ 160,375,979
Liabilities in Excess of Other Assets — ( 2 .3 ) % ............... (3,566,835)
Net Assets — 100.0% ................................. $ 156,809,144
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 5,016,418 $ — $ (565,512)
(a)
$ 132 $ 403 $ 4,451,441 4,449,216 $ 16,445
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 120,000 — (66,305)
(a)
— — 53,695 53,695 814 —
$ 132 $ 403
$ 4,505,136
$ 17,259 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE 100 Index ...................................................................... 6 12/19/25 $ 770 $ 15,903
Micro Euro Stoxx ...................................................................... 57 12/19/25 372 910
$ 16,813

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,436,664  $ 139,659,272  $ 18,730  $ 155,114,666
Preferred Stocks ......................................... —  728,582  —  728,582
Rights ................................................ 10,936  16,659  —  27,595
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 4,505,136  —  —  4,505,136
$ 19,952,736  $ 140,404,513  $ 18,730  $ 160,375,979
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 16,813  $ —  $ —  $ 16,813
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust